Available-for-sale Financial Assets-noncurrent (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available-for-sale financial assets [Line Items]
Proceeds from disposal or maturity of available-for-sale financial assets	$ 0	$ 0	$ 9,917
Gains (losses) on disposals of available-for-sale financial assets			2,877
Impairment loss	$ 399,363	1,046,668	34,733
Financial assets available-for-sale, category [member]
Disclosure of available-for-sale financial assets [Line Items]
Impairment loss		30,000	686
Equity price risk [member] | AFS [Member]
Disclosure of available-for-sale financial assets [Line Items]
Amount of sensitivity of equity securities to changes in share price		$ 417,032	$ 283,670
Appreciation Or Depreciation Rate On Equity Price		10.00%	10.00%